15. COMMITMENTS AND CONTINGENCIES (Details Narrative) (USD $)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
Rent Expense	$ 73,554	$ 78,966